SCHEDULE OF CUSTOMERS COMPRISED OF TOTAL SALES (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Aug. 31, 2022		Aug. 31, 2021
Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	25.00%
Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	21.00%
Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%			[1]
Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%			[1]

[1]	Accounted for less than 10% for the period